PROPERTY, PLANT AND EQUIPMENT - Royalties (Details)	12 Months Ended
Dec. 31, 2023
McCoy-Cove, Nevada | NSR Maverix Metals Inc. | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	150.00%
McCoy-Cove, Nevada | NSR Maverix Metals Inc. | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
McCoy-Cove, Nevada | NSR Chiara
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
Tabor, Nevada | NSR Renaissance
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 1 | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	100.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 1 | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 2 | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 2 | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	500.00%
Granite Creek | NSR Franco-Nevada/S&G Pinson
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
Granite Creek | NSR Stoffer/Noceto/Phillips
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	750.00%
Granite Creek | NSR Stoffer/Noceto/Phillips/Murphy/Christison
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
Granite Creek | NPI Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	1000.00%
Granite Creek | Franco-Nevada Corporation
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
Granite Creek | NPI Nevada Gold Mines
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	50.00%
Lone Tree | NSR VEK/Andrus
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	500.00%
Lone Tree | NSR Franco-Nevada Mining Corporation, Inc.
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	100.00%
Lone Tree | NSR Bronco Creek, Inc | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%
Lone Tree | NSR Marigold Mining Company
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	500.00%
Lone Tree | NSR Richardson
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	500.00%
Lone Tree | NSR BTF Properties
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	500.00%
Lone Tree | NSR Newmont USA Limited | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	50.00%
Lone Tree | NSR Newmont USA Limited | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	150.00%
Ruby Hill | NSR Placer Dome U.S. Inc.
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	250.00%
Ruby Hill | Biale Trust
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Ruby Hill | NSR Asarco Incorporated
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%
Ruby Hill | RG Royalties
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Golden Hill Property | Biale Trust
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Golden Hill Property | NSR Asarco Incorporated
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%
Golden Hill Property | RG Royalties
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	300.00%
Golden Hill Property | NSR Royalty Consolidation Company | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	50.00%
Golden Hill Property | NSR Royalty Consolidation Company | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	150.00%
Golden Hill Property | Herrera
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%
Golden Hill Property | MacKenzie
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	200.00%
Golden Hill Property | Fulton/Wycosky
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	400.00%